Factor Financing (Details) - USD ($)		12 Months Ended
	Feb. 22, 2023	Dec. 31, 2024	Dec. 31, 2023
Factor Financing [Line Items]
Face value percentage	90.00%
Borrowings	$ 9,000,000	$ 4,000,000
Prime rate		9.25%
Factoring fees		$ 311,917	$ 210,375
Factor financing amount			$ 1,361,656
Minimum [Member]
Factor Financing [Line Items]
Aggregate received amount		6,456,753
Repaid of aggregate		8,130,326
Maximum [Member]
Factor Financing [Line Items]
Aggregate received amount		12,885,071
Repaid of aggregate		$ 11,523,415
HWN [Member]
Factor Financing [Line Items]
Factoring fee percentage		0.45%
Prime rate		1.75%
SVC [Member]
Factor Financing [Line Items]
Factoring fee percentage		0.25%